LEASES - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease liability	$ 4,126	$ 4,787	$ 5,293	$ 5,032
Current lease liabilities	1,164	1,205
Non-current lease liabilities	$ 2,962	$ 3,582